INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES
20.	INCOME TAXES

United States

The applicable income tax rate of United States where the Company’s subsidiaries having significant operations for the years ended December 31, 2023, 2024 and 2025 is 27.98%, which is a blended state and federal rate.

Chinese Mainland

The PRC Enterprise Income Tax Law (“EIT Law”), which became effective on January 1, 2008, applies a uniform enterprise income tax (“EIT”) rate of 25% to both foreign-invested enterprises (“FIEs”) and domestic enterprises. Certified High and New Technology Enterprises (“HNTE”) are entitled to a favorable statutory tax rate of 15%, but need to re-apply every three years. During this three-year period, an HNTE must conduct a qualification self-review each year to ensure it meets the HNTE criteria and is eligible for the 15% preferential tax rate for that year. If an HNTE fails to meet the criteria for qualification as an HNTE in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year and must instead use the regular 25% EIT rate.

Shanghai Hesai applied for the HNTE qualification and received approval in December 2019, and such qualification was renewed in November 2022 for 2022 to 2024, and renewed in December 2025 for 2025 to 2027. Shanghai Hesai is entitled to continue to enjoy the beneficial tax rate of 15% as an HNTE for the years ended December 2025, 2026 and 2027. Zhejiang Hertz applied for the HNTE qualification in December 2024 and is entitled to enjoy the beneficial tax rate of 15% as an HNTE for the years ended December 2024, 2025 and 2026. While Shanghai Hesai and Zhejiang Hertz are in accumulated tax loss status as of December 31, 2025, the aforesaid tax benefits are not utilized.

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC, enterprises engaging in R&D activities are entitled to claim 200% of their qualified research and development expenses so incurred as tax deductible expenses when determining their assessable profits for 2021 and after (“Super Deduction”) when enterprise engage in manufacturing business. The additional deduction of qualified research and development expenses can only be claimed directly in the annual EIT filing and subject to the approval from the relevant tax authorities.

20.INCOME TAXES (continued)

Withholding tax on undistributed dividends

Under the EIT Law enacted by the National People’s Congress of the PRC, dividends generated after January 1, 2008 and payable by a foreign investment enterprise in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement.

In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely. The Group did not record any dividend withholding tax, as it has no retained earnings for any of the years presented.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC will be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, there is uncertainty as to the application of the EIT Law. Should any of the Group’s operations outside of the PRC be treated as a resident enterprise for PRC tax purposes, such operations will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%. The Company is not subject to any other uncertain tax position.

The current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive (loss) income are as follows:

	For the Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax expenses	13	1,130	30,835
Deferred tax expenses	645	—	—
Income tax expenses	658	1,130	30,835

Net (loss) income before income tax by tax jurisdiction:

	For the Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net (loss) income before income tax from Chinese Mainland operations	(480,479)	(25,325)	237,462
Net income (loss) before income tax from operations in other tax jurisdictions	5,169	(75,921)	229,253
Total net (loss) income before income tax	(475,310)	(101,246)	466,715

The country of domicile is determined to be Chinese Mainland, as the Company’s primary place of business, headquarters, and core operational activities are all situated within Chinese Mainland.

20.INCOME TAXES (continued)

Upon adoption of ASU 2023-09, as described in Note 2, a reconciliation between the effective income tax rate and the PRC statutory income tax rate for the year ended December 31, 2025 is as follows:

	For the Year ended December 31,
	2025
	Amount	Percent
Net income before income tax	466,715	100.00%
Statutory income tax rate	116,679	25.00%
Foreign tax effects
Cayman
Statutory tax rate difference between Cayman and Chinese Mainland	(29,058)	(6.23)%
The British Virgin Islands (“BVI”)
Statutory tax rate difference between BVI and Chinese Mainland	(43,662)	(9.36)%
United States
Statutory tax rate difference between United States and Chinese Mainland	(931)	(0.20)%
Changes in valuation allowance	7,801	1.67%
Other foreign jurisdictions	13,884	2.98%
Effect of cross-border tax laws	27,517	5.90%
Nontaxable or nondeductible items
Share-based compensation	28,663	6.14%
Others	467	0.10%
Effect of super deduction on R&D expenses	(83,973)	(17.99)%
Effect of 15% preferential tax rate as an HNTE	(50,776)	(10.88)%
Changes in valuation allowances	44,224	9.48%
Income tax expenses	30,835	6.61%

Reconciliations between the effective income tax rate and the PRC statutory income tax rate for the years ended December 31, 2023 and 2024 in accordance with the guidance prior to the adoption of ASU 2023-09 are as follows:

	For the Year ended December 31,
	2023	2024
Statutory income tax rate	25.00%	25.00%
Effect of different tax rate of different jurisdictions	(0.79)%	8.00%
Non-deductible expenses	(12.42)%	(17.37)%
Effect of super deduction on R&D expenses	37.21%	105.66%
Tax-free income	0.32%	0.38%
Effect of change of valuation allowance	(49.46)%	(122.79)%
Income tax expenses	(0.14)%	(1.12)%

20.INCOME TAXES (continued)

Deferred tax assets and deferred tax liabilities

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
– Net operating loss carry forwards	712,079	722,225
– Deductible temporary differences	79,736	116,857
– Deferred revenue	15,283	24,412
Less: valuation allowance	(807,098)	(863,494)
Net deferred tax assets	—	—

Movement of valuation allowance

Movement of valuation allowance is as follows:

	For the Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	410,857	639,234	807,098
Addition	228,377	167,864	56,396
Total	639,234	807,098	863,494

For the years ended December 31, 2023, 2024 and 2025, the Group had net operating loss carry forwards of approximately RMB2,221,545, RMB2,883,551 and RMB2,920,820, respectively, which mainly arose from the subsidiaries established in the PRC and United States. The loss carry forwards will expire during the period from 2025 to 2034, while the federal loss carry forwards for US entities do not expire and can be carried forward indefinitely. The Group had provided a full valuation allowance for the deferred tax assets as of December 31, 2024, and 2025, as management determined that deferred tax assets were not more likely than not to be realizable in future tax years based on all available evidence.